PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Cost	$ 54,314	$ 50,874
Accumulated depreciation	(46,946)	(43,611)
Depreciated costs	7,368	7,263
Depreciation expense	1,781	1,591	$ 1,508
Machinery And Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	43,174	40,268
Accumulated depreciation	(36,463)	(33,892)
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	10,144	9,656
Accumulated depreciation	(9,701)	(8,991)
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Cost	84	81
Accumulated depreciation	(61)	(56)
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	912	869
Accumulated depreciation	$ (721)	$ (672)